Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 703	$ 818	$ 1,059
Estimated aggregate amortization of intangible assets - 2013	473
Estimated aggregate amortization of intangible assets - 2014	473
Estimated aggregate amortization of intangible assets - 2015	473
Estimated aggregate amortization of intangible assets - 2016	473
Estimated aggregate amortization of intangible assets - 2017	$ 272